Summary of Significant Accounting Policies - Recent Accounting Pronouncements Adopted (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Accounting Policies [Abstract]
Deferred implementation cost, current		$ 600
Deferred implementation cost, non-current	$ 1,000	1,000
Deferred implementation costs	$ 100	$ 100